Certain Balance Sheet Items (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Raw materials	$ 57,504	$ 79,090	$ 15,216	$ 11,352	$ 13,191
Finished goods	876,741	1,091,007	532,943	39,854	46,588
Total inventories	$ 934,245	$ 1,170,097	$ 548,159	$ 51,206	$ 59,779